RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Restatement Of Previously Issued Financial Statements
Schedule of financial statement

	As of December 31, 2025
	As Previously Reported	Restatement Adjustments	As Restated
Cash and cash equivalents	$1,784	$203	$1,987
Credit card payable	$-	$5,083	$5,083
Accrued payroll, taxes and penalties	$294,243	$(1)	$294,242
Convertible note payable, net of discount	$429,736	$116,274	$546,010
Related party advances	$93,627	$(233)	$93,394
Additional paid-in capital	$7,500,215	$(40,000)	$7,460,215
Accumulated deficit	$(8,555,039)	$(80,920)	$(8,635,959)

STATEMENT OF OPERATIONS RESTATEMENTS

	For the Year Ended December 31, 2025
	As Previously Reported	Restatement Adjustments	As Restated
Revenues, net	$1,087,950	$2,500	$1,090,450
Cost of services	$618,803	$31,385	$650,188
Sales and marketing	$164,684	$16,085	$180,769
General and administrative expenses	$561,254	$20,676	$581,930
Total operating expenses	$774,459	$36,761	$811,220
Loss from operations	$(305,312)	$(65,646)	$(370,958)
Interest expense	$(117,835)	$(15,274)	$(133,109)
Loss before provision for income taxes	$(473,147)	$(80,920)	$(554,067)
Net loss	$(473,147)	$(80,920)	$(554,067)

STATEMENT OF CASH FLOWS RESTATEMENTS

	YEAR ENDED For the Year Ended December 31, 2025
	As Previously Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES RESTATEMENTS
Net loss	$(473,147)	$(80,920)	$(554,067)
Credits cards payable	$-	$5,083	$5,083
Accrued liabilities	$140,845	$(1)	$140,844
Accrued interest payable	$43,125	$16,274	$59,399
Accrued interest payable - related party	$-	$50,000	$50,000
Net cash used in operating activities	$(289,177)	$139,806	$(149,371)

CASH FLOWS FROM FINANCING ACTIVITIES RESTATEMENTS
Proceeds from convertible promissory note issuance	$262,500	$100,000	$362,500
Repayment of related party advances	$(418,292)	$(233)	$(418,525)
Proceeds from sale of common stock (Strata)	$100,000	$(40,000)	$60,000
Net cash provided by financing activities	$88,178	$59,767	$147,945

NET CHANGE IN CASH AND CASH EQUIVALENTS	$(1,629)	$203	$(1,426)
CASH AND CASH EQUIVALENTS, end of period	$1,784	$203	$1,987

Schedule of employment agreement

	DECEMBER 31,
	2025	2024

Base salary paid	$-	$-
Automobile lease payments	5,901	31,185
Personal expenses paid on behalf of CEO	1,400	21,960
Interest Accrued or Paid on related party payable to CEO	50,000	50,000
Non-cash compensation	-	10,391
Health insurance	-	1,000
Apartment	4,327	23,704

Total	$61,628	$138,240